Borrowings and derivative financial instrument - US$ Convertible Bond, derivative financial instrument (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	R 0	R 4,145
Loss/(gain) on financial instruments	6,279	2,450	R 6,015
Borrowings, Settlement Of Derivative Instrument			0
Loss on settlement of US$ Convertible Bond	0	1,507	0
Loss/(gain) on foreign exchange differences	(1,149)	255	(325)
Balance at end of the year	0	0	4,145
US$ Convertible Bond
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0	4,145	409
Loss/(gain) on financial instruments	0	70	3,912
Borrowings, Settlement Of Derivative Instrument	0	(6,995)
Loss on settlement of US$ Convertible Bond	0	1,507	0
Loss/(gain) on foreign exchange differences	0	1,273	(176)
Balance at end of the year	R 0	R 0	R 4,145